Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash equivalents	$ 247,038	$ 314,747
Total assets measured at fair value	247,038	314,747
Liabilities:
Total liabilities measured at fair value	38,291	34,151
Fair Value, Inputs, Level 1 [Member] | Public Warrant [Member]
Liabilities:
Total liabilities measured at fair value	38,291	34,151
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrant [Member]
Liabilities:
Total liabilities measured at fair value
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash equivalents
Total assets measured at fair value
Liabilities:
Total liabilities measured at fair value	25,253	23,911
Fair Value, Inputs, Level 2 [Member] | Public Warrant [Member]
Liabilities:
Total liabilities measured at fair value
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrant [Member]
Liabilities:
Total liabilities measured at fair value	25,253	23,911
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash equivalents
Total assets measured at fair value
Liabilities:
Total liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member] | Public Warrant [Member]
Liabilities:
Total liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrant [Member]
Liabilities:
Total liabilities measured at fair value